Financial Instruments - Gain/(Loss) Reclassified from Other Comprehensive Income into Consolidated Statement of Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Changes in fair value of cash flow hedges reclassified to consolidated statement of income	$ (2,185)	$ 3,327	$ 3,555
Income tax related to amounts reclassified into consolidated statement of income	(1,432)	(1,150)	425
Total	(3,617)	2,177	3,980
Revenue [member]
Disclosure of detailed information about financial instruments [line items]
Changes in fair value of cash flow hedges reclassified to consolidated statement of income	$ (2,185)	3,451	4,237
Foreign exchange gain/(loss), net [member]
Disclosure of detailed information about financial instruments [line items]
Changes in fair value of cash flow hedges reclassified to consolidated statement of income		93	(222)
Finance expense [member]
Disclosure of detailed information about financial instruments [line items]
Changes in fair value of cash flow hedges reclassified to consolidated statement of income		$ (217)	$ (460)